Goodwill and Other Intangible Assets - Schedule of Amortization Expense of Acquired Intangibles Assets (Details) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 1,114,107	$ 1,096,692
2021	1,112,840	1,091,887
2022	1,104,594	1,090,620
2023	735,247	1,082,374
2024		710,052
Thereafter		1,561,959
Intangibles, net	$ 5,965,408	$ 6,633,584	$ 604,489